Borrowings - Secured Agreements (Details) € in Millions	Nov. 06, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 09, 2019 USD ($)	Dec. 15, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 1,465,437,000	$ 1,439,603,000	$ 30,500,000	$ 1,344,817,000
Cash deposit pledged as collateral		$ 38,511
Armenia International Airports C.J.S.C. | Senior Secured Dual Currency Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount								$ 40,000,000
Aeropuertos Argentina 2000 SA [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount						$ 2,000,000
Aeropuertos Argentina 2000 SA [Member] | Onshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount							$ 85,000,000
Aeropuertos Argentina 2000 SA [Member] | Offshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount							$ 35,000,000
Toscana Aeroporti S.p.A.
Disclosure of detailed information about borrowings [line items]
Proceeds disbursed | €	€ 85
Percentage of loans backed by SACE guarantees	90.00%
Grace period after the term of loan	6 years